Revenue Recognition (Tables)	9 Months Ended
Sep. 30, 2018
Revenue Recognition [Abstract]
Schedule of Changes in Deferred Revenue

The Company's deferred revenues as of September 30, 2018 and December 31, 2017 were as follows:

	September 30,	December 31,
	2018	2017
	U.S. $ in thousands
Deferred revenue*	69,111	68,108

* Includes $16.0 million and $15.2 million under long term deferred revenue in the Company's consolidated balance sheets as of September 30, 2018 and December 31, 2017, respectively.